Events Occurring After the Reporting Date	12 Months Ended
Jan. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After the Reporting Date

36	Events occurring after the reporting date

On February 14, 2019, Carole Hochman resigned from the board of directors and as Executive Chairman.

In March 2019 the following share transactions occurred :

(1)	1.4m ordinary shares and 1.4m warrants were issued in exchange for services to the value of NZ $0.1m / US$ 87k. The warrants have an exercise price of US$0.50 and expire 2 years from the date of issue.
(2)	The issue of 11,248,415 ordinary shares to trade creditors in satisfaction of NZ$6.6m / US$4.5m trade payables, at a share price of US$0.40.
(3)	The issue of 2,119,178 ordinary shares in settlement of a promissory notes in the amount of NZ$1.25m / US$847,671, at a share price of US$0.40 per share.
(4)	The issue of 4,510,588 ordinary shares to investors in a private placement at a share price of US$0.255 for a total cash consideration of NZ$1.69m / US$1.15m.
The investors also received warrants to purchase 4.510,588 ordinary shares, at an exercise price of US$0.306 and expiry 2 years from the date of issue.

On April 2, 2019, the board of directors appointed Anna Johnson as Chief Executive Officer. Previously Ms. Johnson was Chief Executive Officer of Bendon Limited, the main operating entity within the Company. At the same time, Justin Davis-Rice was appointed as Executive Chairman and resigned as our Chief Executive Officer.

In May 2019, the following share of funding transactions occurred :

(1)	NZ$4.3m / US$3m cash was raised via a secured convertible promissory note to St. George Investments, with a US$3.32m note principal value. The note accrues daily interest at 10% p.a, and matures on November 13, 2020. The Company has the right to prepay the note, subject to a 15% premium. The note is secured by a second priority security interest over all the Company’s assets and is subordinated to the Company’s existing senior secured credit facility with the Bank of New Zealand. The noteholder has the right to convert the note into Naked ordinary shares at a conversion price of US$0.90 per share, and also has the right, from December 13, 2019, to request redemption of any portion of the note, up to a maximum of US$0.4m per month.
(2)	NZ$2.17m / US$1.5m cash was raised via the issue of 6m Naked ordinary shares to an investor in a private placement at a share price of US$0.25. The investor also received warrants to purchase 1m Naked ordinary shares. The warrants have an exercise price of US$0.25, and expire 2 years from the date of issue.
(3)	653,595 ordinary shares were issued in exchange for the cancellation of NZ$0.3m / US$0.2m in debt held by a shareholder, at a price of US$0.306 per share.

In July 2019, the following share transactions occurred :

(1)	The issue of 25,068,250 ordinary shares to certain suppliers at a price of US$0.10 per share, in cancellation of NZ$3.7m / US$2,506,825 trade payables.
(2)	The issue of 15.75m ordinary shares to certain investors at a price of US$0.10 per share, and warrants to purchase up to 15.75m ordinary shares, at an exercise price of US$0.10 per share, for a total cash consideration of NZ$2.35m / US$ 1.575m. Warrants to purchase 1.26m ordinary shares were also issued to various designees of the placement agent at an exercise price of US $0.125 per share. The placement agent warrants are immediately exercisable and expire 5.5 years from date of the cash offering.
(3)	The exercise prices of certain outstanding warrants to purchase 2.8m ordinary shares held by one of the investors were reduced to US$0.10 per share, with the exercise prices previously ranging from US$1.55 to US$3.75.

On July 31, 2019, Kelvin Fitzalan was appointed as a member of the board of directors

In August 2019, the following equity transactions occurred :

(1)	28,571,431 ordinary shares, at a price of $0.07 per share in a cash offering and 28,571,431 warrants to purchase ordinary shares were issued to certain investors, for a total cash consideration of NZ $3.1m / US$2.0m. The warrants are immediately exercisable, expiring 5.5 years from the date of issue, at an exercise price per share of US $0.07, and may be exercised on a ‘cashless’ basis based on as Black Scholes valuation from 6 months after the issue. The Company also issued warrants to certain designees of the placement agent to purchase 2,285,714 ordinary shares at an exercise price of $0.0875 per share. The placement agent warrants are immediately exercisable and expire 5.5 years from date of the cash offering.
(2)	The Company agreed to reduce the exercise price of outstanding warrants held by certain investors, consisting of warrants to purchase up to 18.55m ordinary shares at an exercise price of US$0.10 per share that expire in October 2021, June 2023 and July 2025. The Company agreed to amend each of the outstanding warrants to reduce the exercise price to US$0.07.
(3)	The Company issued 57,142,857 ordinary shares to suppliers at a price of $0.07 per share in exchange for the cancellation of NZ$6.2m / US$4.0m trade payables and the establishment of prepayment credits.

In October 2019, the following funding transaction occurred :

The Company completed a private placement of a convertible promissory note and a warrant to purchase ordinary shares, for a purchase price of NZ$3.2m / US$2m, with a principal balance before discount and expenses of US$2.12m. The holder had the right to exchange the warrant for a 5% increase in the balance of the note. On October 9, 2019, the holder exercised this right, and as result the warrant was cancelled and the balance of the note was increased by US$106,100. The note balance was further increased to US$2.51m on November 21 2019 due to additional funding requirement deadline not being met. The note accrues daily interest at 20% p.a., and matures on October 4, 2021. The Company has the right to prepay the Note, subject to a 25% premium. The note is subordinated to the Company’s existing senior secured credit facility with the Bank of New Zealand, From April 7, 2020 the holder has the right to convert the outstanding balance of the note into the Company’s ordinary shares at a conversion price of US$0.05 per share.

In November 2019, the following funding transaction occurred :

The Company issued a NZ $ 4.8m / $US 3m convertible note in a private placement, maturing November 12 2021. The face value of the note is NZ $ 5.0m / $US 3.17m after discount and costs, with a cash consideration of $US 3m. The interest rate is 20% p.a.. The Company has the right to prepay the note at a 25% premium. The note is subordinated to the Company’s existing BNZ facility. The note outstanding balance is convertible into ordinary shares from May 13, 2020, at a conversion price of $US 0.04 per share. From May 13, 2020, the holder can request the company redeem any portion of the note, up to a maximum of $US0.4m per month. At same time 63.4m warrants were issued to the note holder at a $US 0.05 exercise price, exercisable at any time, with a November 30 2021 expiry date.

St. George Investments converted 12.1m convertible notes at an agreed $US 0.028 average price, reducing the principal value of the convertible note by $US 340k.

In December 2019, the following funding transactions occurred (prior to reverse stock split on December 20 2019, referred to below) :

St. George Investments converted 108.2m convertible notes at an $US 0.021 average price, reducing the principal value of the convertible note by $US 2.265m

The Company issued a NZ $ 4.8m / $US 3m convertible note in a private placement, maturing December 19 2021. The face value of the note is NZ $ 5.0m / $US 3.17m after discount and costs, with a cash consideration of $US 3m. The interest rate is 20% p.a.. The Company has the right to prepay the note at a 25% premium. The note is subordinated to the Company’s existing BNZ facility. The note outstanding balance is convertible into ordinary shares from May 13, 2020, at a conversion price of $US 0.04 per share. From June 19, 2020, the holder can request the company redeem any portion of the note, up to a maximum of $US0.6m per month. At same time 79.3m warrants were issued to the note holder at a $US 0.05 exercise price, exercisable at any time, with a December 31 2021 expiry date.

On February 5, 2019, we received a notice from the Listing Qualifications Department of Nasdaq stating that, for the last 30 consecutive business days, the closing bid price for our Ordinary Shares had been below the minimum of US$1.00 per share required for continued inclusion on the Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2). Compliance has been extended in November 2019 until February 3, 2020. In order to regain compliance, the bid price for shares of our Ordinary Shares must close at US$1.00 per share or more for a minimum of ten consecutive business days.

At the AGM on held on December 16, 2019 and in conjunction with a Board decision on timing, it was resolved to complete on December 20 2019 a reverse stock split of our Ordinary Shares, pursuant to which every 100 Ordinary Shares outstanding as of the effective time of the reverse stock split were combined into one Ordinary Share. This should resolve the Nasdaq requirement for a US $1.00 minimum share price.

The senior secured credit facility with the Bank of New Zealand matured on August 31, 2019 and has been extended to January 31 2020, with discussions underway to extend for a further period beyond 12 months. The bank covenants were breached since January 2019 and were reset at April 30, 2019. The reset inventory ratio has been breached to the date of signing these accounts.

A restructure or operations was commenced in October 2019 with initiatives to close the US wholesale business as well as the Australian office and to disestablish up to 50 roles globally by the end of the year, subject to consultation.